Income Tax - Summary of Reconciliation of Effective Tax Rate (Parenthetical) (Details) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [Line Items]
Profit before Income Tax	$ 120,283	$ 85,500	$ 31,418
Subsidiaries
Disclosure Of Income Taxes [Line Items]
Profit before Income Tax		1,357
Tax effect of non-allowable expenses		678
Tax effect of non-deductible expenses	1,088	921
Other differences	$ 401	$ 658